CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)
Balance, shares at Jun. 26, 2013		67,444,000
Balance at Jun. 26, 2013	$ 149,357	$ 17,625	$ 477,420	$ 2,217,623	$ (2,563,311)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	154,039	0	0	154,039	0	0
Other comprehensive loss	(940)	0	0	0	0	(940)
Dividends	(65,130)	0	0	(65,130)	0	0
Stock-based compensation	16,888	0	16,888	0	0	0
Purchases of treasury stock	(239,597)	$ 0	(6,103)	0	(233,494)	0
Purchases of treasury stock, shares		(5,079,000)
Issuances of common stock	29,295	$ 0	(23,067)	0	52,362	0
Issuances of common stock, shares		2,194,000
Excess tax benefit from stock-based compensation	19,182	$ 0	19,182	0	0	0
Balance, shares at Jun. 25, 2014		64,559,000
Balance at Jun. 25, 2014	63,094	$ 17,625	484,320	2,306,532	(2,744,443)	(940)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	196,694	0	0	196,694	0	0
Other comprehensive loss	(7,690)	0	0	0	0	(7,690)
Dividends	(71,543)	0	0	(71,543)	0	0
Stock-based compensation	14,989	0	14,989	0	0	0
Purchases of treasury stock	(306,255)	$ 0	(4,804)	0	(301,451)	0
Purchases of treasury stock, shares		(5,445,000)
Issuances of common stock	16,259	$ 0	(20,386)	0	36,645	0
Issuances of common stock, shares		1,472,000
Excess tax benefit from stock-based compensation	$ 15,992	$ 0	15,992	0	0	0
Balance, shares at Jun. 24, 2015	60,585,608	60,586,000
Balance at Jun. 24, 2015	$ (78,460)	$ 17,625	490,111	2,431,683	(3,009,249)	(8,630)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	200,745	0	0	200,745	0	0
Other comprehensive loss	(2,964)	0	0	0	0	(2,964)
Dividends	(74,235)	0	0	(74,235)	0	0
Stock-based compensation	15,207	0	15,207	0	0	0
Purchases of treasury stock	(284,905)	$ 0	(3,796)	0	(281,109)	0
Purchases of treasury stock, shares		(5,842,000)
Issuances of common stock	6,147	$ 0	(11,778)	0	17,925	0
Issuances of common stock, shares		677,000
Excess tax benefit from stock-based compensation	$ 5,366	$ 0	5,366	0	0	0
Balance, shares at Jun. 29, 2016	55,420,656	55,421,000
Balance at Jun. 29, 2016	$ (213,099)	$ 17,625	$ 495,110	$ 2,558,193	$ (3,272,433)	$ (11,594)